Other Liabilities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Other Liabilities [Line Items]
Accrued liabilities for product warranty, excluding current portion	¥ 114,927	¥ 104,584
Pension and other postretirement benefits	445,350	622,462
Deferred income taxes	706,662	615,879
Other	296,299	287,160
Total	¥ 1,563,238	¥ 1,630,085